Other Balance Sheet Information	12 Months Ended
Dec. 31, 2012
Other Balance Sheet Information

(3)  Other Balance Sheet Information

(a)  Components of selected captions in the consolidated balance sheets consist of (in thousands):

	December 31,
	2012	2011
Inventories, net:
Raw materials	$99,498	$92,844
Work-in-process	89,895	72,939
Finished goods	147,728	154,486

	$337,121	$320,269

Property, plant and equipment, net:
Machinery, laboratory equipment and tooling	$416,311	$340,750
Land and buildings	176,214	170,152
Leasehold improvements	45,654	38,767
Computer software and equipment	217,940	174,086
Furniture and fixtures	33,022	28,117

	889,141	751,872
Less: Accumulated depreciation and amortization	(354,672)	(260,667)

	$534,469	$491,205

Accrued expenses and other current liabilities:
Compensation and compensation-related	$93,467	$77,656
Professional fees	12,152	9,171
Interest payable	18,074	27,137
Royalty obligations	26,171	29,085
Deferred revenue	38,188	33,407
Income taxes payable	29,733	50,134
Other taxes payable	23,038	29,245
Acquisition-related obligations	79,286	68,009
Other	91,810	71,729

	$411,919	$395,573

(b)  Note receivable from FGST Investments, Inc.

In December 2012, we entered into an arrangement whereby we issued a $40.0 million short-term note to an unrelated party, FGST Investments, Inc., or FGST, for the primary purpose of providing funding in connection with their acquisition of the Polymedica Corporation (“Liberty”) line of business, a medical supply business, from a subsidiary of Express Scripts Holding Company. The note bears interest at a rate of 3.25% per annum and is collateralized by substantially all of the assets of FGST and its parent entity, ATLS. The $40.0 million short-term note is classified within prepaid expenses and other current assets on our Consolidated Balance Sheet as of December 31, 2012. In connection with the note, we obtained a call option on certain of the assets acquired by FGST, at a strike price of $40.0 million. In lieu of repayment of the note, we may exercise the option by tendering the note to obtain those assets. If we do not exercise the option, $10.0 million becomes repayable five days after the expiration of the option and $30.0 million, plus accrued and unpaid interest, becomes repayable on the 60th day following the expiration of the option.

Upon evaluation of the significant terms of the note arrangement and the call option, we have concluded that the note and option represent a variable interest in FGST and, therefore, FGST is a variable interest entity. Further, we assessed whether we are the primary beneficiary in relation to FGST and concluded that we do not have power over the most significant activities of FGST, primarily operating decision making and that our obligation to absorb losses or receive benefits from FGST is limited to our note receivable from them. Given such, we have concluded that we are not the primary beneficiary and, therefore, we will not include the financial results of FGST in our consolidated financial statements. See also Note 25.